Quarterly Holdings Report
for
Fidelity® Sustainable International Equity Fund
July 31, 2023
SIC-NPRT3-0923
1.9904432.101
Common Stocks - 96.4%
	Shares	Value ($)
Australia - 1.5%
Bapcor Ltd.	14,094	59,168
EBOS Group Ltd.	2,484	59,475
TOTAL AUSTRALIA		118,643
Austria - 2.0%
Verbund AG	1,043	86,410
Wienerberger AG	2,066	67,738
TOTAL AUSTRIA		154,148
Belgium - 1.9%
KBC Group NV	962	72,405
UCB SA	880	77,908
TOTAL BELGIUM		150,313
China - 0.7%
Chervon Holdings Ltd.	14,888	55,742
Denmark - 5.4%
Novo Nordisk A/S Series B	1,997	322,023
ORSTED A/S (a)	790	68,913
Vestas Wind Systems A/S (b)	1,353	36,188
TOTAL DENMARK		427,124
Finland - 1.0%
Neste OYJ	2,240	82,408
France - 12.9%
Air Liquide SA	524	94,212
AXA SA	4,127	126,859
BNP Paribas SA	2,155	142,118
Capgemini SA	270	48,929
Edenred SA	671	43,587
L'Oreal SA	277	128,890
LVMH Moet Hennessy Louis Vuitton SE	276	256,340
Pernod Ricard SA	674	148,657
Worldline SA (a)(b)	604	23,927
TOTAL FRANCE		1,013,519
Germany - 8.7%
Deutsche Borse AG	381	73,000
DHL Group	1,702	87,429
Gerresheimer AG	526	62,287
Merck KGaA	780	137,046
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	301	113,383
SAP SE	410	55,929
Siemens AG	934	159,193
TOTAL GERMANY		688,267
Hong Kong - 4.0%
AIA Group Ltd.	17,435	174,433
Hang Seng Bank Ltd.	5,487	83,513
Prudential PLC	4,003	55,587
TOTAL HONG KONG		313,533
India - 1.3%
HDFC Bank Ltd. sponsored ADR	1,483	101,259
Ireland - 3.1%
CRH PLC	2,464	147,463
Dalata Hotel Group PLC (b)	15,824	74,031
Kingspan Group PLC (Ireland)	329	26,407
TOTAL IRELAND		247,901
Italy - 1.4%
Carel Industries SpA (a)	1,413	40,471
Prysmian SpA	1,771	70,587
TOTAL ITALY		111,058
Japan - 17.3%
FUJIFILM Holdings Corp.	2,488	144,228
Fujitsu Ltd.	584	75,471
Hitachi Ltd.	2,912	190,319
Hoya Corp.	1,278	148,493
Itochu Corp.	5,603	226,459
ORIX Corp.	10,719	205,768
Persol Holdings Co. Ltd.	2,750	54,279
Sony Group Corp.	3,094	289,803
TIS, Inc.	1,160	29,378
TOTAL JAPAN		1,364,198
Korea (South) - 0.7%
SK Hynix, Inc.	546	52,732
Netherlands - 8.0%
ASML Holding NV (Netherlands)	369	264,303
BE Semiconductor Industries NV	326	38,944
Heineken NV (Bearer)	579	56,673
ING Groep NV (Certificaten Van Aandelen)	7,423	108,351
Koninklijke KPN NV	44,464	160,882
TOTAL NETHERLANDS		629,153
New Zealand - 0.8%
Contact Energy Ltd.	12,582	64,940
Norway - 2.3%
DNB Bank ASA	8,631	177,863
Schibsted ASA (A Shares)	329	7,047
TOTAL NORWAY		184,910
Spain - 1.3%
CaixaBank SA	5,958	24,101
EDP Renovaveis SA	683	13,044
Iberdrola SA	5,417	67,630
TOTAL SPAIN		104,775
Sweden - 2.7%
Boliden AB	3,534	104,109
Instalco AB	1,724	6,780
Investor AB (B Shares)	1,578	32,223
Lagercrantz Group AB (B Shares)	1,680	20,221
Nibe Industrier AB (B Shares)	5,908	53,173
TOTAL SWEDEN		216,506
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	9,437	170,088
United Kingdom - 12.6%
3i Group PLC	1,875	47,571
AstraZeneca PLC (United Kingdom)	2,019	290,082
Barratt Developments PLC	5,755	33,730
Beazley PLC	3,295	23,194
Big Yellow Group PLC	769	10,589
Bunzl PLC	623	23,090
Compass Group PLC	4,596	119,577
Diageo PLC	3,006	131,189
Endava PLC ADR (b)	263	13,797
Grainger Trust PLC	11,205	36,209
Impax Asset Management Group PLC	849	5,982
London Stock Exchange Group PLC	356	38,660
National Grid PLC	4,433	58,759
Reckitt Benckiser Group PLC	863	64,649
Renewi PLC (b)	1,152	7,688
Sage Group PLC	3,252	39,089
Smart Metering Systems PLC	5,422	48,500
TOTAL UNITED KINGDOM		992,355
United States of America - 4.6%
Ferguson PLC	250	40,121
Linde PLC	242	94,542
Nestle SA (Reg. S)	1,851	226,783
TOTAL UNITED STATES OF AMERICA		361,446
TOTAL COMMON STOCKS (Cost $6,964,197)		7,605,018

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c) (Cost $266,090)	266,037	266,090

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $7,230,287)	7,871,108
NET OTHER ASSETS (LIABILITIES) - 0.2%	13,965
NET ASSETS - 100.0%	7,885,073

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $133,311 or 1.7% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	225,629	2,478,611	2,438,150	8,750	-	-	266,090	0.0%
Total	225,629	2,478,611	2,438,150	8,750	-	-	266,090

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.